Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets:
Deferred Compensation	$ 434,881	$ 620,256
Provision for Loan Losses	1,769,574	2,873,574
Other Real Estate Owned	23,676	106,107
Net Fees Deferred for Financial Reporting	69,000	97,273
Net Operating Losses	312,412	243,279
Other	253,731	292,402
Total Gross Deferred Tax Assets	2,863,274	4,232,891
Less: Valuation Allowance	(312,412)	(243,279)
Net Deferred Tax Assets	2,550,862	3,989,612
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	71,621	114,577
Depreciation	345,462	386,940
Prepaid Expenses	26,605	44,103
Unrealized Gain on Securities Available for Sale	1,182,967	714,584
Total Gross Deferred Tax Liability	1,626,655	1,260,204
Net Deferred Tax Asset	924,207	$ 2,729,408
Valuation Allowance, Deferred Tax Asset, Change in Amount	69,000
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000